Land Use Rights, Net	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Land Use Rights, Net
11.	LAND USE RIGHTS, NET

Land use rights held by the Company are amortized over the remaining term of the respective land use rights certificates.

	December 31,
	2014	2015
	RMB	RMB	US$
Cost	66,878	66,878	10,324
Accumulated amortization	(703)	(2,196)	(339)

Land use rights, net	66,175	64,682	9,985